Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the year	$ (10,138)	$ (16,002)	$ (14,888)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	5,993	2,340	1,641
Interest received	324	250	44
Net cash used in operating activities	(3,821)	(13,412)	(13,203)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(6,482)	(491)	(90)
Investment in short-term bank deposits	(81,332)	(3,600)	(30,000)
Maturity of short-term deposits	66,974
Net cash used in from investing activities	(20,840)	(4,091)	(30,090)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of employees stock options	479	121	95
Issuance of ordinary shares and warrants, net	19,031	21,859	13,651
Net cash generated from financing activities	19,510	21,980	13,746
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,151)	4,477	(29,547)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	11,585	7,090	36,783
EXCHANGE GAINS (LOSSES) ON CASH AND CASH EQUIVALENTS	260	18	(146)
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 6,694	$ 11,585	$ 7,090